1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Restricted Cash: Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
Cash and cash equivalents	$ 33,061	$ 59,214	$ 51,934
Restricted cash	7,306	8,465	6,525
Total cash, cash equivalents and restricted cash	$ 40,367	$ 67,679	$ 58,459